Acquisition and Investment in Equity Investees	12 Months Ended
Dec. 31, 2018
Business Combinations [Abstract]
Acquisition and Investment in Equity Investees

19. Acquisition and Investment in Equity Investees

On June 1, 2017, the Company entered into an agreement with the minority shareholder of NIO Sport for the purchase of the remaining 45% shares of NIO Sport at total consideration of US$4,000 and GBP200 (RMB28,417 equivalent in total). The Company recorded the difference between the carrying amount of the non-controlling interest and the consideration paid in accumulated deficit.